Recapitalization (Details) - Schedule of Common Stock Issued Consummation - shares	Mar. 31, 2024	Dec. 31, 2023
Recapitalization (Details) - Schedule of Common Stock Issued Consummation [Line Items]
Business Combination shares	6,877,991	6,877,991
Spectaire Shares	8,466,873	8,466,873
Common Stock immediately after the Business Combination	15,344,864	15,344,864
Less: Redemption of PCCT Class A common stock	(952,924)	(952,924)
Class A common stock of Perception Capital Corp. II	1,127,991	1,127,991
Class A Common Stock [Member]
Recapitalization (Details) - Schedule of Common Stock Issued Consummation [Line Items]
PCCT common stock, outstanding prior to the Business Combination	2,080,915	2,080,915
Class B Common Stock [Member]
Recapitalization (Details) - Schedule of Common Stock Issued Consummation [Line Items]
PCCT common stock, outstanding prior to the Business Combination	5,750,000	5,750,000